Note 6	12 Months Ended
Dec. 31, 2021
Operating Segments Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.
As of December 31, 2021 the structure of the information by operating segments reported by the BBVA Group differs from that presented at the end of the 2020 financial year, mainly as a consequence of the exclusion of the United States as an operating segment, as a result of the sale agreement reached with PNC and the completion of the transaction (see Note 3). Most of the businesses in the United States excluded from this agreement, together with those of the former operating segment “Rest of Eurasia” (which has been eliminated) constitute a new operating segment called “Rest of Business”.
The BBVA Group's operating segments as of December 31, 2021 are summarized below:
–Spain
Includes mainly the banking and insurance business that the Group carries out in Spain, including the results of the new company BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3).
–Mexico
Includes banking and insurance businesses in this country as well as the activity of BBVA Mexico in Houston.
–Turkey
Includes the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America
Primarily includes the Group´s banking and insurance businesses in the region. With respect to the sale of BBVA Paraguay, the closing of the transaction took place in January 2021 (see Note 3).
–Rest of Business
Mainly includes the wholesale activity carried out in Europe (excluding Spain), and the United States through to the New York branch, as well as the institutional business that the Group develops in the United States through its broker-dealer BBVA Securities Inc. It also includes the banking business developed through the five BBVA branches located in Asia.
Lastly, Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function; management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies including the stake in the venture capital fund Propel Venture Partners; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets. Additionally, the results obtained by the Group's businesses in the United States until completion of the sale to PNC on June 1, 2021 (see Note 21), are presented in a single line under the heading "Profit (loss) after tax from discontinued operations" in the consolidated income statement and in the income statement of the Corporate Center. Finally, the costs related to the Banco Bilbao Vizcaya Argentaria, S.A. restructuring process in Spain, which process is considered to be a strategic decision, are registered in the lines "Provisions", "Provisions or reversal of provisions", "Impairment or reversal of impairment on non-financial assets" and "Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations" (see Notes 24, 46, 49 and 50).
The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2021, 2020 and 2019, is as follows:

Total Group assets by operating segments (Millions of Euros)
	2021	2020 (*)	2019 (*)
Spain	413,477	408,030	367,678
Mexico	118,106	110,236	109,087
Turkey	56,245	59,585	64,416
South America	56,124	55,436	54,996
Rest of Business	40,314	35,172	32,891
Subtotal assets by operating segments	684,266	668,460	629,068
Corporate Center and adjustments	(21,381)	65,336	66,403
Total assets BBVA Group	662,885	733,797	695,471
(*) The figures corresponding to 2020 and 2019 have been restated.
The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2021, 2020 and 2019:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center
2021
Net interest income	14,686	3,502	5,836	2,370	2,859	281	(163)
Gross income	21,066	5,925	7,603	3,422	3,162	741	212
Operating income	11,536	2,895	4,944	2,414	1,661	291	(668)
Operating profit (loss) before tax	7,247	2,122	3,528	1,953	961	314	(1,632)
Profit (loss) after tax from discontinued operations	280	—	—	—	—	—	280
Net attributable profit (loss)	4,653	1,581	2,568	740	491	254	(980)
2020 (*)
Net interest income	14,592	3,566	5,415	2,783	2,701	291	(164)
Gross income	20,166	5,567	7,025	3,573	3,225	839	(63)
Operating income	11,079	2,528	4,680	2,544	1,853	372	(898)
Operating profit (loss) before tax	5,248	823	2,475	1,522	896	280	(748)
Profit (loss) after tax from discontinued operations	(1,729)	—	—	—	—	—	(1,729)
Net attributable profit (loss)	1,305	652	1,761	563	446	222	(2,339)
2019 (*)
Net interest income	15,789	3,585	6,209	2,814	3,196	236	(252)
Gross income	21,522	5,674	8,034	3,590	3,850	728	(353)
Operating income	11,368	2,420	5,383	2,375	2,276	249	(1,336)
Operating profit (loss) before tax	7,046	1,896	3,690	1,341	1,396	222	(1,499)
Profit (loss) after tax from discontinued operations	(758)	—	—	—	—	—	(758)
Net attributable profit (loss)	3,512	1,436	2,698	506	721	184	(2,032)
(*) The figures of the Operating Segments corresponding to 2020 and 2019 have been restated.